UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  September 30, 1999

Check  here  if  Amendment  [  ]; Amendment     Number:
                                                       -------
This Amendment (Check only one.):               [  ]is  a  restatement.
                                                [  ]adds  new  holdings
                                                entries.
Institutional  Investment  Manager  Filing      this  Report:

Name:      Daniel  S.  Kampel  Associates,  Inc.
           ------------------------------------------
Address:   600 Third Avenue, New York, New York 10016
           ------------------------------------------

Form  13F  File  Number:  28-01764
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /S/  Margaret  A.  Dolan
        -------------------------
Title:  Vice  President
        -------------------------
Phone:  212-661-1397
        -------------------------

Signature,  Place,  and  Date  of  Signing:

                         New  York,  New  York                    9/30/99
-----------------        ---------------------                    -------
  [Signature)                [City,  State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List  of  Other  managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

Form  13F  File  Number     Name

28-01764                         Margaret  A.  Dolan
--------                         --------------------

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                              Form 13F SUMMARY PAGE

Report  Summary:

Number of Other Included Managers:                    0
                                              -------------

Form  13F  Information  Table  Entry  Total:         36
                                              -------------

Form  13F  Information  Table  Value  Total:  $ 229,094,946
                                              -------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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PAGE:    1 OF:   2      FORM 13F      NAME OF REPORTING MANAGER: DANIEL S. KAMPEL ASSOCIATES INC.         #028-01764  DATE:09/30/99


      ITEM 1:           ITEM 2:       ITEM 3:        ITEM 4:       ITEM 5:           ITEM 6:        ITEM 7:         ITEM 8:
   NAME OF ISSUER    TITLE OF CLASS   CUSIP        FAIR MARKET   SHARES OR   INVESTMENT  DISCRETION MANAGER  VOTING  AUTHORITY
                                      NUMBER          VALUE      PRINC. AMT.   SOLE  SHARED  OTHER           SOLE   SHARED    NONE
--------------------  -------------  ----------  --------------  ------------  -------------------  -------  ----------------------
ASSOCIATES FIRST CAP  COMMON STOCK   046008108            3,937      109,362    X                            109362
AMERICAN INT'L        COMMON STOCK   026874107            8,344       95,973    X                             95973
GROUP
AMERICA ONLINE        COMMON STOCK   02364J10             5,453       52,400    X                             52400
AVERY DENNISON CORP   COMMON STOCK   05361110             4,321       81,920    X                             81920
BANK OF NEW YORK INC  COMMON STOCK   064057102            6,356      190,100    X                            190100
BRISTOL MYERS SQUIBB  COMMON STOCK   11012210               223        3,300    X                              3300
CATERPILLAR INC       COMMON STOCK   149123101            2,199       40,110    X                             40110
CARNIVAL CORP.        COMMON STOCK   143658102            6,410      147,350    X                            147350
CLEAR CHANNEL COMMUN  COMMON STOCK   184502102            4,807       60,187    X                             60187
CHEVRON               COMMON STOCK   166751107            4,648       52,370    X                             52370
CHASE MANHATTAN       COMMON STOCK   16161A10             5,110       67,800    X                             67800
CISCO SYSTEM, INC.    COMMON STOCK   17275R102           10,977      160,100    X                            160100
CVS CORPORATION DEL.  COMMON STOCK   12665010             5,793      141,950    X                            141950
WALT DISNEY CO        COMMON STOCK   254687106            3,910      150,400    X                            150400
FORD MOTOR CORP.      COMMON STOCK   345370100            5,869      116,800    X                            116800
FEDERATED DEPARTMENT  COMMON STOCK   31410H10             4,041       92,500    X                             92500
STORES
FANNIE MAE            COMMON STOCK   313586109            6,444      102,800    X                            102800
FEDERAL HOME LOAN     COMMON STOCK   313400301            7,496      144,160    X                            144160
MORTGAGE
GILLETTE CO.          COMMON STOCK   375766102            4,027      118,650    X                            118650
GENERAL ELECTRIC CO.  COMMON STOCK   369604103           11,190       94,380    X                             94380
HOME DEPOT INC        COMMON STOCK   437076102           10,450      152,275    X                            152275
HEWLETT PACKARD CORP  COMMON STOCK   428236103            3,367       37,100    X                             37100
ILLINOIS TOOL WORKS   COMMON STOCK   45230810             4,571       61,300    X                             61300
JOHNSON & JOHNSON     COMMON STOCK   478160104            8,811       95,900    X                             95900
JEFFERSON PILOT CORP  COMMON STOCK   475070108            4,888       77,350    X                             77350
LUCENT TECHNOLOGIES   COMMON STOCK   549463107           11,718      180,618    X                            180618
MEDTRONIC INC         COMMON STOCK   585055106            6,518      183,290    X                            183290
MEAD CORPORATION      COMMON STOCK   582834107            3,695      107,500    X                            107500
MOBIL CORP            COMMON STOCK   607059102            7,600       75,430    X                             75430
MICROSOFT CORP.       COMMON STOCK   594918104            9,944      109,800    X                            109800
PFIZER INC            COMMON STOCK   717081103            8,346      232,650    X                            232650
PROCTER & GAMBLE CO.  COMMON STOCK   742718109            9,208       98,220    X                             98220
SCHLUMBERGER LTD.     COMMON STOCK   806857108            4,320       69,330    X                             69330
SUN MICROSYSTEMS      COMMON STOCK   866810104            7,526       80,930    X                             80930
TYCO                  COMMON STOCK   902124106            7,809       75,630    X                             75630
MCI WORLDCOM INC.     COMMON STOCK   55268B106            8,769      122,000    X                            122000
                                                    -----------
GRAND TOTAL:                                        229,094,946
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